Asset Retirement Obligations	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Asset Retirement Obligations	ASSET RETIREMENT OBLIGATIONS

	December 31, 2025	December 31, 2024
Balance, beginning of year	$640,951	$623,399
Liabilities incurred (1)	20,794	32,635
Liabilities settled	(20,318)	(28,793)
Liabilities acquired from property acquisitions	—	814
Liabilities divested (note 7)	(104,223)	(9,482)
Accretion	23,012	21,226
Change in estimate (1)	(7,442)	10,113
Changes in discount rates and inflation rates (1)(2)	(24,663)	(17,495)
Foreign currency translation	(4,296)	8,534
Balance, end of year	$523,815	$640,951
Less current portion of asset retirement obligations	17,138	15,656
Non-current portion of asset retirement obligations	$506,677	$625,295
(1)The total of these items reflects the total change in asset retirement obligations of $11.3 million per Note 6 - Oil and Gas Properties ($25.3 million increase in 2024).
(1)The discount and inflation rates used to calculate the liability at December 31, 2025 were 3.9% and 2.0% respectively (December 31, 2024 - 3.3% and 1.8%). The discount and inflation rates used prior to the closing of the sale of our U.S. operations on December 19, 2025 were 4.8% and 2.3%, respectively (December 31, 2024 - 4.0% and 2.3%).
At December 31, 2025, the undiscounted, uninflated amount of estimated cash flows required to settle the asset retirement obligations is $674.9 million (December 31, 2024 - $845.0 million). At December 31, 2025, the undiscounted, inflated amount of estimated cash flows required to settle the asset retirement obligations is $915.0 million (December 31, 2024 - $1.2 billion). The discounted amount of estimated cash flow required to settle the asset retirement obligations at December 31, 2025 is $523.8 million (December 31, 2024 - $641.0 million), with expenditures expected to be incurred over the next 52 years. The estimated timing of these cash flows is summarized in the following table.

	Total	2026-2030	2031-2035	2036-2040	2041 and beyond
Asset retirement obligations	$523,815	$83,024	$151,350	$107,635	$181,806